Accumulated other comprehensive income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		¥ (1,854,007)	¥ (1,621,685)	¥ (1,379,267)
Foreign exchange gain, net		5,573	(88,140)	(50,260)
Other income (loss), net		(12,524)	70,127	(2,928)
Income before income taxes and equity in earnings of affiliated companies		(2,983,381)	(2,892,828)	(2,441,080)
Provision for income taxes		878,269	893,469	767,808
Equity in earnings of affiliated companies		(329,099)	(308,545)	(318,376)
Net income		(2,434,211)	(2,307,904)	(1,991,648)
Reclassification from AOCI, Current Period, Tax		6,514	8,860	527
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		12,960	(15,019)	(109)
Foreign currency translation adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss), net		28,052
Income before income taxes and equity in earnings of affiliated companies		28,052
Net income		28,052
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations		(779)	(7,727)	(29)
Foreign exchange gain, net		(27,275)	(14,552)	5,079
Other income (loss), net		(6,185)	(7,446)	(18,469)
Income before income taxes and equity in earnings of affiliated companies		(34,239)	(29,725)	(13,419)
Provision for income taxes		9,832	11,013	5,209
Equity in earnings of affiliated companies		3,896	(2)	204
Net income		(20,511)	(18,714)	(8,006)
Recognized net actuarial loss | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	12,971	10,194	17,786
Amortization of prior service costs | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	(4,234)	(4,346)	(5,207)
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		8,737	5,848	12,579
Reclassification from AOCI, Current Period, Tax		(3,318)	(2,153)	(4,682)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		¥ 5,419	¥ 3,695	¥ 7,897

[1]	These components are included in the computation of net periodic pension cost. See note 20 to the consolidated financial statements for additional information.